UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: March 31, 2005

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California May 11, 2005

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		$59,632
List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101     2837 42240.000SH       SOLE                42240.000
AFLAC INC                      COM              001055102     2102 56400.979SH       SOLE                56400.979
APOLLO GROUP INC - CL A        COM              037604105     3026 40855.000SH       SOLE                40855.000
BRISTOL MYERS SQUIBB           COM              110122108      459 18010.000SH       SOLE                18010.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2615 41310.619SH       SOLE                41310.619
CHEVRONTEXACO CORP             COM              166764100     2726 46747.357SH       SOLE                46747.357
CISCO SYSTEMS INC              COM              17275R102     1383 77325.000SH       SOLE                77325.000
CONOCOPHILLIPS                 COM              20825C104     4023 37301.426SH       SOLE                37301.426
EXXON MOBIL CORP               COM              30231G102      421 7065.000 SH       SOLE                 7065.000
FEDEX CORP                     COM              31428X106     2983 31755.196SH       SOLE                31755.196
GENERAL ELECTRIC               COM              369604103      263 7300.000 SH       SOLE                 7300.000
INTEL CORP                     COM              458140100     2426 104420.408SH      SOLE               104420.408
JOHNSON & JOHNSON              COM              478160104     3135 46681.196SH       SOLE                46681.196
KIMBERLY CLARK                 COM              494368103     1581 24057.307SH       SOLE                24057.307
LABORATORY CORP OF AMERICA     COM              50540r409     3303 68525.000SH       SOLE                68525.000
MEDIMMUNE INC                  COM              584699102     1067 44810.000SH       SOLE                44810.000
MEDTRONIC INC                  COM              585055106     2564 50320.678SH       SOLE                50320.678
MICROSOFT CORP                 COM              594918104     1769 73183.620SH       SOLE                73183.620
PACCAR INC                     COM              693718108     2677 36975.000SH       SOLE                36975.000
PATTERSON COMPANIES INC.       COM              703395103     2732 54685.000SH       SOLE                54685.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2531 44100.000SH       SOLE                44100.000
SLM CORP                       COM              78442P106     2819 56560.711SH       SOLE                56560.711
SUN MICROSYSTEMS INC           COM              866810104      420 103990.000SH      SOLE               103990.000
TARGET CORP                    COM              87612E106     3230 64580.347SH       SOLE                64580.347
WATERS CORPORATION             COM              941848103     1981 55350.000SH       SOLE                55350.000
WELLS FARGO & COMPANY          COM              949746101      534 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     4025 39410.601SH       SOLE                39410.601